Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Federal tax benefit at statutory rate	$ (2,830,000)	$ (4,167,000)
State tax benefit, net of federal tax	(142,000)	(293,000)
Permanent differences	39,000	43,000
Change in statutory rate	86,000	216,000
Change in valuation allowance	(1,934,000)	4,075,000
Change in federal tax rate	4,747,000
Other	34,000	126,000
Benefit for income taxes